CAPITAL STOCK	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
NATURE OF OPERATIONS
Capital Stock

5.  CAPITAL STOCK

Preferred Stock

On May 1, 2020, the Company issued 1,000,000 shares of its Series A preferred stock to Magenta Value Holdings, LLC resulting in a change in management of the entity.  The Series A preferred shares have the right to cast 90% of the total votes with respect to any and all matters presented to the stockholders of the Company for their action or consideration. The Series A preferred shares are not entitled to any dividends or liquidation preferences and are not convertible into shares of the Company’s common stock.

Common Stock

On July 20, 2020, the Company changed its name from Holloman Energy Corporation to Hero Technologies Inc. and increased its authorized capitalization to 950,000,000 shares of common stock with a par value of $0.001.

On January 7, 2021, the Company sold 2,920,896 shares of common stock to an unrelated accredited investor. The shares were sold at a price of $0.024 per share. Proceeds from the private placement totaled $70,000. The entire $70,000 was paid in cash.

On January 18, 2021, the Company issued 2,800,000 shares of common stock to Patriot Shield National LLC in reference to the purchase of Veteran Hemp Co. that was recorded as a stock payable at December 31, 2020.

On January 19, 2021, the Company sold 1,252,479 shares of common stock to an unrelated accredited investor. The shares were sold at a price of $0.024 per share. Proceeds from the private placement totaled $30,000. The entire $30,000 was paid in cash.

On January 23, 2021, the Company issued the second tranche of 250,000 shares of common stock to Chesapeake Group Inc. at fair value of $13,750 at a stock price of $0.055.

On January 29, 2021, the Company sold 6,259,063 shares of common stock to an unrelated accredited investor. The shares were sold at a price of $0.024 per share. Proceeds from the private placement totaled $150,000. The entire $150,000 was paid in cash.

On February 12, 2021, the Company sold 834,986 shares of common stock to an unrelated accredited investor. The shares were sold at a price of $0.024 per share. Proceeds from the private placement totaled $20,000. The entire $20,000 was paid in cash.

On February 15, 2021, the Company issued 875,000 shares of restricted common stock to Topline Holdings Inc in consideration for advisor and managerial services. The shares were priced at $0.074. at a fair value of $64,750.

On February 22, 2021, the Company engaged Konkler Enterprises for managerial services and issued Konkler Enterprises 208,635 shares of common stock.  at a fair value of $11,579 at a stock price of $0.0555.

On February 22, 2021, the debt of $2,245,000 including interest of $42,833.33 owed to P2B Capital LLC was paid in full with 65,285,714 shares of common stock. The number of shares issued resulted in a loss on conversion of $2,218,382.

On February 22, 2021, the Company engaged James Bradley as an Advisor for managerial services and issued Mr. Bradley 2,337,228 shares of common stock. at a fair value of $129,716 at a stock price of $0.0555.

On April  1, 2021, the Company issued the last tranche of 300,000 shares of common stock owed to Chesapeake Group Inc. at fair value of $16,500 at a stock price of $0.055.

On September 15, 2021, the Company issued Topline Holdings Inc 875,000 shares of common stock for the remaining 6 months of advisor and managerial services for 2021 at a fair value of $63,000 at a stock price of $0.072.

On October 1, 2021 the Company entered into a note to borrow $200,000 over a 6 month period with interest of $15,000 and issuance of 750,000 shares of common stock to an unrelated accredited investor. The common shares were at fair value at a stock price of $0.081 per share and were issued as an inducement to provide the note. This has been treated as a discount and amortized over the life of the note.

On October 11, 2021, the Company issued 300,000 shares of common stock owed to Chesapeake Group Inc. at fair value of $23,550 at a stock price of $0.079.

On October 13, 2021 the Company engaged North Equities for three months of consulting services to assist with Social Media and Client Outreach. In consideration for these services the company issued 632,912 shares of common stock at a fair value of $50,000 at a stock price of $0.079.

On December 14, 2021, the Company entered into an Advisor Agreement with Henry Leo Staples Jr to provide managerial services. In consideration for these services Mr. Staples will receive 500,000 common shares on a quarterly basis in 2022. The first installment of four equal issuances of 125,000 will be on March 31, 2022.

On January 19, 2022, the Company issued 330,000 shares of restricted common stock to Juddah Holdings LLC in consideration for consulting services. The shares were priced at $0.05. at a fair value of $19,800.

On February 5, 2022, the Company issued 600,000 shares of restricted common stock to Jack Becker in consideration for consulting services. The shares were priced at $0.052. at a fair value of $30,000.

On March 15, 2022, the Company issued 2,000,000 shares of restricted common stock to Topline Holdings Inc in consideration for advisor and managerial services. The shares were priced at $0.052. at a fair value of $104,000.

On June 27, 2022, the Company sold 2,000,000 shares of common stock to an unrelated accredited investor. The shares were sold at a price of $0.05 per share. Proceeds from the private placement totaled $100,000. The entire $100,000 was paid in cash.

On September 09, 2022, the Company issued Topline Holdings Inc 2,000,000 shares of restricted common stock in consideration for advisor and managerial services at a fair value of $66,000 at a stock price of $0.033.

On September 5, 2022, the Company issued 550,000 shares of restricted common stock to Jack Becker in consideration for consulting services. The shares were priced at $0.034. at a fair value of $18,700.

On September 27, 2022, the Company issued 166,000 shares of restricted common stock to Richard Bowersock in consideration for consulting services. The shares were priced at $0.055. at a fair value of $9,130.

5. CAPITAL STOCK

5. CAPITAL STOCK

Preferred Stock

On May 1, 2020, the Company issued 1,000,000 shares of its Series A preferred stock to Magenta Value Holdings, LLC resulting in a change in management of the entity. The Series A preferred shares have the right to cast 90% of the total votes with respect to any and all matters presented to the stockholders of the Company for their action or consideration. The Series A preferred shares are not entitled to any dividends or liquidation preferences and are not convertible into shares of the Company’s common stock.

Common Stock

On July 20, 2020, the Company changed its name from Holloman Energy Corporation to Hero Technologies Inc. and increased its authorized capitalization to 950,000,000 shares of common stock with a par value of $0.001.

During 2019, the Company issued 1,367,532 (2018 – 2,219,630) shares of common stock, at an average price of $0.010 (2018 - $0.014) per share in connection with the conversion of $12,000 (2018 - $24,000) in administrative service fees and issued 96,591 (2018- 478,815) shares of common stock, at an average price of $0.015 (2018 - $0.014) in connection with the conversion of management fees payable of $1,445 (2018- $6,545) to its controlling shareholder. No gain or loss recorded.

On February 15, 2019, the Company sold 3,750,000 shares of common stock to a wholly owned subsidiary of Holloman Corporation. The shares were priced at $0.020. Proceeds from the private placements totaled $75,000.

Debt of $2,245,000 was assigned to P2B Capital on April 30, 2020 at time of sale of the Company to Magenta Holdings. Simultaneously, the accrued interest of $231,317 was forgiven, assets consisting of cash at $32,350 and $52,510 fair value of Oilex shares, less outstanding payables totaling $25,201 as agreed upon, was transferred at the time of settlement and sale of the shell. The remaining related party amount of $171,478 was charged to donated capital.

On June 25, 2020, the Company received $425,000 in working capital from an accredited investor, James Bradley, which were converted into 100,000,000 shares upon completion of the Company’s name change with FINRA.

On July 28, 2020, the Company entered into a Letter of Intent with Crystal Clear Automation, LLC (CCA). The letter of intent provides that the Company will have the unlimited use of all of CCA’s current and future technology related to the cannabis and hemp industries. In exchange for the use of this technology, the Company agreed to pay CCA an initial fee of $10,000, 20% of non-dilutable common shares of a to be formed subsidiary of the Company and 20% of the Company’s to be formed subsidiary’s quarterly profits. A formal agreement did not materialize with CCA though CCA continues to act an informal advisor for the Company.

On August 12, 2020, the Company agreed to exchanged 1,000,000 shares of its common stock for a 51% interest in Los Angeles CBD. Los Angeles CBD sells CBD products through a store front located in Los Angeles, CA. On October 20, 2020, the agreement between Los Angeles CBD and the Company was terminated without shares issued and no impact on the Company.

On October 10, 2020, the Company sold 3,757,437 shares of common stock to an individual accredited investor. The shares were sold at a price of $0.024 each. Proceeds from the private placement totaled $90,000. The entire $90,000 was paid in cash.

On November 3, 2020, the Company entered into an Agreement to acquire all of the assets of V Brokers LLC dba as Veteran Hemp Co. from Patriot Shield National, LLC. Veteran Hemp Co. is a seller, broker, and wholesaler of cannabidiol (“CBD”) products. The aggregate purchase price for the assets will be $250,000 paid with 5,000,000 shares of the Company’s common stock at $0.05 per share plus the assumption of certain liabilities. Under the terms of the Agreement, Patriot Shield National LLC will also assign certain intellectual property, assets, and the website www.veteranhepco.com, to the Company. The first 2,500,000 shares are paid upon closing. The final 2,500,000 shares of common stock will be paid pursuant to the earnout. Veteran Hemp Co. will earn common shares if the following events take place. (i) 1,400,000 will be earned once the Belize $70,000 wholesale contract is finalized, (ii) 300,000 commons shares will be earned once the setup of a working online payment system or debit/credit processing system for the veteranhempco.com website is final; and (iii) 800,000 common shares upon earning and for $40,000 in EBTIDA from the veteranhempco.com website. Contingent consideration of $145,297 to be issued in shares was recorded in stock payable in 2020 for this acquisition.

On November 4, 2020, the Company purchased a website and business currently selling CBD topicals and rubs under the name “Highly Relaxing”. Hero Technologies will retain the owner on a consulting basis to create and continue the manufacture of the topical rub for the Company and to continue operations. In exchange the seller will receive 100,000 common shares for these services and $2.00 per topical can of rub sold. This is currently recorded as a stock payable at fair value of $4,350 at a stock price of $0.0435 on the date of this agreement. The Company wholly owns Highly Relaxing LLC.

On November 24, 2020, the Company sold 8,349,860 shares of common stock to an individual accredited investor. The shares were sold at a price of $0.024 each. Proceeds from the private placement totaled $200,000. The entire $200,000 was paid in cash.

On December 21, 2020, the Company retained The Chesapeake Group Inc. to create and execute an investor relations program. In consideration for these services The Chesapeake Group will receive $22,500 and 750,000 common shares issued in three installments finalizing on February 21, 2021. As at December 31, 2020, 250,000 shares were issued at fair value of $13,750 at a stock price of $0.055.

On December 31, 2020, the Company issued 100,000,000 shares of restricted stock to Dark Alpha Capital LLC pursuant to a share purchase agreement in which $1,000 was paid in cash. Dark Alpha Capital serves as the Company’s advisor on operations, finance, legal matters, and business development, including acquisitions. At December 31, 2020 the shares were valued at $5,300,000 with the difference between cash paid and value applied as stock based compensation.

On January 7, 2021, the Company sold 2,920,896 shares of common stock to an unrelated accredited investor. The shares were sold at a price of $0.024 per share. Proceeds from the private placement totaled $70,000. The entire $70,000 was paid in cash.

On January 18, 2021, the Company issued 2,800,000 shares of common stock to Patriot Shield National LLC in reference to the purchase of Veteran Hemp Co. that was recorded as a stock payable at December 31, 2020.

On January 19, 2021, the Company sold 1,252,479 shares of common stock to an unrelated accredited investor. The shares were sold at a price of $0.024 per share. Proceeds from the private placement totaled $30,000. The entire $30,000 was paid in cash.

On January 23, 2021, the Company issued the second tranche of 250,000 shares of common stock to Chesapeake Group Inc. at fair value of $13,750 at a stock price of $0.055.

On January 29, 2021, the Company sold 6,259,063 shares of common stock to an unrelated accredited investor. The shares were sold at a price of $0.024 per share. Proceeds from the private placement totaled $150,000. The entire $150,000 was paid in cash.

On February 12, 2021, the Company sold 834,986 shares of common stock to an unrelated accredited investor. The shares were sold at a price of $0.024 per share. Proceeds from the private placement totaled $20,000. The entire $20,000 was paid in cash.

On February 15, 2021, the Company issued 875,000 shares of restricted common stock to Topline Holdings Inc in consideration for advisor and managerial services. The shares were priced at $0.074. at a fair value of $64,750.

On February 22, 2021, the debt of $2,245,000 including interest of $51,884 owed to P2B Capital LLC was paid in full with 65,285,714 shares of common stock resulting in a loss on conversion of $2,218,382. The value at the end of the quarter was $4,515,266.

On February 22, 2021, the Company engaged Konkler Enterprises for managerial services and issued Konkler Enterprises 208,635 shares of common stock. at a fair value of $11,579 at a stock price of $0.0555.

On February 22, 2021, the Company engaged James Bradley as an Advisor for managerial services and issued Mr. Bradley 2,337,228 shares of common stock. at a fair value of $129,716 at a stock price of $0.0555.

On April 1, 2021, the Company issued 300,000 shares of common stock owed to Chesapeake Group Inc. at fair value of $16,500 at a stock price of $0.055.

On September 15, 2021, the Company issued Topline Holdings Inc 875,000 shares of restricted common stock for the remaining 6 months of advisor and managerial services for 2021 at a fair value of $63,000 at a stock price of $0.072.

On October 1, 2021 the Company entered into a note to borrow $200,000 over a 6 month period with interest of $15,000 and issuance of 750,000 shares of common stock to an unrelated accredited investor. The common shares were at fair value at a stock price of $0.081 per share and were issued as an inducement to provide the note. This has been treated as a discount and amortized over the life of the note.

On October 11, 2021, the Company issued 300,000 shares of common stock owed to Chesapeake Group Inc. at fair value of $23,550 at a stock price of $0.079.

On October 13, 2021 the Company engaged North Equities for three months of consulting services to assist with Social Media and Client Outreach. In consideration for these services the company issued 632,912 shares of common stock at a fair value of $50,000 at a stock price of $0.079.

On December 14, 2021, the Company entered into an Advisor Agreement with Henry Leo Staples Jr to provide managerial services. In consideration for these services Mr. Staples will receive 500,000 common shares on a quarterly basis in 2022. The first installment of four equal issuances of 125,000 will be on March 31, 2022.